Financial instruments (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assets measured at fair value on a recurring basis for level 3
Transfers in, assets	14,893	13,008
Transfers out, assets	(14,766)	(16,918)
Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0
Transfers in, assets	0
Transfers out, assets	(24)
Purchases, assets	27
Sales, assets	0
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	(1)
Gain (loss) on all other activity included in trading revenues, assets	(2)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	0
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,197	1,514
Transfers in, assets	0	0
Transfers out, assets	(11)	0
Purchases, assets	0
Sales, assets	0
Issuances, assets	55
Settlements, assets	(45)
Purchases, sales, issuances, settlements, assets		(209)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	4	8
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	4	(116)
Balance at end of period, assets	1,204	1,197
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0
Transfers in, assets	201
Transfers out, assets	0
Purchases, assets	0
Sales, assets	0
Issuances, assets	0
Settlements, assets	(7)
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	(1)
Balance at end of period, assets	193
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	22,372	25,970
Transfers in, assets	6,906	6,657
Transfers out, assets	(6,302)	(5,533)
Purchases, assets	13,914
Sales, assets	(14,186)
Issuances, assets	777
Settlements, assets	(3,128)
Purchases, sales, issuances, settlements, assets		(4,295)
Gain (loss) on transfers in/out included in trading revenues, assets	51	325
Gain (loss) on all other activity included in trading revenues, assets	1,855	1,270
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(3)
Foreign currency translation impact, assets	19	(2,019)
Balance at end of period, assets	22,278	22,372
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	11,013	11,980
Transfers in, assets	3,405	3,142
Transfers out, assets	(3,043)	(2,422)
Purchases, assets	10,382
Sales, assets	(11,218)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(1,946)
Gain (loss) on transfers in/out included in trading revenues, assets	1	193
Gain (loss) on all other activity included in trading revenues, assets	(467)	1,037
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(2)
Foreign currency translation impact, assets	(45)	(969)
Balance at end of period, assets	10,028	11,013
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,803	4,816
Transfers in, assets	931	770
Transfers out, assets	(706)	(604)
Purchases, assets	5,484
Sales, assets	(4,574)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(870)
Gain (loss) on transfers in/out included in trading revenues, assets	34	45
Gain (loss) on all other activity included in trading revenues, assets	49	121
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(2)
Foreign currency translation impact, assets	55	(473)
Balance at end of period, assets	5,076	3,803
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,264	3,626
Transfers in, assets	1,704	1,239
Transfers out, assets	(1,277)	(1,093)
Purchases, assets	2,820
Sales, assets	(4,230)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(824)
Gain (loss) on transfers in/out included in trading revenues, assets	(37)	126
Gain (loss) on all other activity included in trading revenues, assets	(361)	491
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(97)	(301)
Balance at end of period, assets	1,786	3,264
Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,861	2,461
Transfers in, assets	324	259
Transfers out, assets	(237)	(207)
Purchases, assets	831
Sales, assets	(1,072)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(577)
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	12
Gain (loss) on all other activity included in trading revenues, assets	(181)	(73)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(7)	(14)
Balance at end of period, assets	1,517	1,861
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,135	559
Transfers in, assets	370	607
Transfers out, assets	(625)	(435)
Purchases, assets	712
Sales, assets	(907)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(28)
Gain (loss) on transfers in/out included in trading revenues, assets	16	7
Gain (loss) on all other activity included in trading revenues, assets	33	526
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(7)	(101)
Balance at end of period, assets	727	1,135
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	622	488
Transfers in, assets	309	334
Transfers out, assets	(515)	(177)
Purchases, assets	726
Sales, assets	(668)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		48
Gain (loss) on transfers in/out included in trading revenues, assets	35	(3)
Gain (loss) on all other activity included in trading revenues, assets	(47)	(31)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	5	(37)
Balance at end of period, assets	467	622
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,719	11,192
Transfers in, assets	2,998	2,493
Transfers out, assets	(2,311)	(2,156)
Purchases, assets	0
Sales, assets	0
Issuances, assets	777
Settlements, assets	(3,085)
Purchases, sales, issuances, settlements, assets		(2,411)
Gain (loss) on transfers in/out included in trading revenues, assets	22	108
Gain (loss) on all other activity included in trading revenues, assets	2,436	301
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(1)
Foreign currency translation impact, assets	31	(807)
Balance at end of period, assets	9,587	8,719
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,072	1,529
Transfers in, assets	815	576
Transfers out, assets	(142)	(206)
Purchases, assets	0
Sales, assets	0
Issuances, assets	133
Settlements, assets	(599)
Purchases, sales, issuances, settlements, assets		(109)
Gain (loss) on transfers in/out included in trading revenues, assets	13	102
Gain (loss) on all other activity included in trading revenues, assets	266	353
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(1)
Foreign currency translation impact, assets	(11)	(172)
Balance at end of period, assets	2,547	2,072
Recurring basis | Trading assets | Derivative instruments | Equity/index-related derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,300	3,298
Transfers in, assets	665	236
Transfers out, assets	(796)	(644)
Purchases, assets	0
Sales, assets	0
Issuances, assets	272
Settlements, assets	(184)
Purchases, sales, issuances, settlements, assets		(744)
Gain (loss) on transfers in/out included in trading revenues, assets	(21)	104
Gain (loss) on all other activity included in trading revenues, assets	455	315
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	41	(265)
Balance at end of period, assets	2,732	2,300
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,725	4,339
Transfers in, assets	1,216	1,407
Transfers out, assets	(1,267)	(1,060)
Purchases, assets	0
Sales, assets	0
Issuances, assets	85
Settlements, assets	(2,051)
Purchases, sales, issuances, settlements, assets		(870)
Gain (loss) on transfers in/out included in trading revenues, assets	31	(141)
Gain (loss) on all other activity included in trading revenues, assets	1,453	(739)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(21)	(211)
Balance at end of period, assets	2,171	2,725
Recurring basis | Trading assets | Other.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,018	2,310
Transfers in, assets	194	688
Transfers out, assets	(433)	(778)
Purchases, assets	2,806
Sales, assets	(2,300)
Issuances, assets	0
Settlements, assets	(43)
Purchases, sales, issuances, settlements, assets		14
Gain (loss) on transfers in/out included in trading revenues, assets	(7)	27
Gain (loss) on all other activity included in trading revenues, assets	(67)	(37)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	28	(206)
Balance at end of period, assets	2,196	2,018
Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	79	86
Transfers in, assets	2	0
Transfers out, assets	0	(133)
Purchases, assets	48
Sales, assets	(18)
Issuances, assets	0
Settlements, assets	(4)
Purchases, sales, issuances, settlements, assets		148
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(5)	(26)
Balance at end of period, assets	102	79
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	11,435	14,253
Transfers in, assets	26	328
Transfers out, assets	(74)	(397)
Purchases, assets	1,092
Sales, assets	(4,803)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(2,463)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	146	99
Gain (loss) on transfers in/out included in other revenues, assets	0	25
Gain (loss) on all other activity included in other revenues, assets	1,271	581
Foreign currency translation impact, assets	(48)	(991)
Balance at end of period, assets	9,045	11,435
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,844	2,048
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	79
Sales, assets	(83)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(134)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	116	113
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	13	(183)
Balance at end of period, assets	1,969	1,844
Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,591	12,205
Transfers in, assets	26	328
Transfers out, assets	(74)	(397)
Purchases, assets	1,013
Sales, assets	(4,720)
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		(2,329)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	30	(14)
Gain (loss) on transfers in/out included in other revenues, assets	0	25
Gain (loss) on all other activity included in other revenues, assets	1,271	581
Foreign currency translation impact, assets	(61)	(808)
Balance at end of period, assets	7,076	9,591
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,258	11,079
Transfers in, assets	1,560	1,215
Transfers out, assets	(1,367)	(3,686)
Purchases, assets	1,335
Sales, assets	(978)
Issuances, assets	2,483
Settlements, assets	(2,338)
Purchases, sales, issuances, settlements, assets		(1,689)
Gain (loss) on transfers in/out included in trading revenues, assets	18	51
Gain (loss) on all other activity included in trading revenues, assets	(122)	81
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	34
Foreign currency translation impact, assets	(7)	(827)
Balance at end of period, assets	6,842	6,258
Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,558	8,346
Transfers in, assets	1,411	703
Transfers out, assets	(854)	(1,644)
Purchases, assets	447
Sales, assets	(521)
Issuances, assets	1,984
Settlements, assets	(1,494)
Purchases, sales, issuances, settlements, assets		(3,251)
Gain (loss) on transfers in/out included in trading revenues, assets	2	43
Gain (loss) on all other activity included in trading revenues, assets	(2)	(267)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	34
Foreign currency translation impact, assets	28	(406)
Balance at end of period, assets	4,559	3,558
Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,195	2,454
Transfers in, assets	149	160
Transfers out, assets	(240)	(1,839)
Purchases, assets	836
Sales, assets	(353)
Issuances, assets	371
Settlements, assets	(608)
Purchases, sales, issuances, settlements, assets		1,439
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	8
Gain (loss) on all other activity included in trading revenues, assets	(143)	362
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(27)	(389)
Balance at end of period, assets	2,179	2,195
Recurring basis | Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	66	30
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	23
Sales, assets	0
Issuances, assets	0
Settlements, assets	0
Purchases, sales, issuances, settlements, assets		91
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(19)	(48)
Foreign currency translation impact, assets	0	(7)
Balance at end of period, assets	70	66
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,253	6,744
Transfers in, assets	6,198	4,808
Transfers out, assets	(6,988)	(7,169)
Purchases, assets	4,730
Sales, assets	(5,534)
Issuances, assets	1,570
Settlements, assets	(1,442)
Purchases, sales, issuances, settlements, assets		4,158
Gain (loss) on transfers in/out included in trading revenues, assets	(105)	852
Gain (loss) on all other activity included in trading revenues, assets	(161)	1,043
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	1	39
Foreign currency translation impact, assets	(53)	(1,222)
Balance at end of period, assets	7,469	9,253
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,932	6,220
Transfers in, assets	5,988	4,744
Transfers out, assets	(6,974)	(7,132)
Purchases, assets	4,426
Sales, assets	(5,180)
Issuances, assets	1,569
Settlements, assets	(1,443)
Purchases, sales, issuances, settlements, assets		4,294
Gain (loss) on transfers in/out included in trading revenues, assets	(105)	849
Gain (loss) on all other activity included in trading revenues, assets	(255)	1,106
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	46
Foreign currency translation impact, assets	(57)	(1,195)
Balance at end of period, assets	6,901	8,932
Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	(528)
Recurring basis | Assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	50,660	59,676
Transfers in, assets	14,893	13,008
Transfers out, assets	(14,766)	(16,918)
Purchases, assets	21,169
Sales, assets	(25,519)
Issuances, assets	4,885
Settlements, assets	(6,964)
Purchases, sales, issuances, settlements, assets		(4,259)
Gain (loss) on transfers in/out included in trading revenues, assets	(37)	1,228
Gain (loss) on all other activity included in trading revenues, assets	1,720	2,505
Gain (loss) on transfers in/out included in other revenues, assets	0	25
Gain (loss) on all other activity included in other revenues, assets	1,253	603
Foreign currency translation impact, assets	(91)	(5,208)
Balance at end of period, assets	47,203	50,660